Investments in Other Companies (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Associates and joint ventures
Investments in other companies		$ 130,893		$ 153,731
Book Value		35,771	$ 60,917	42,252	$ 30,314	$ 25,849
Equity		130,893		153,731
Income (Loss)	$ 6,811	5,511
Joint Venture
Associates and joint ventures
Investments in other companies		11,651		13,423
Book Value		5,978		6,887
Equity		11,651		13,423
Income (Loss)	$ 1,284	$ 1,207
Servipag Ltda.
Associates and joint ventures
Ownership Interest, Joint Ventures	50.00%	50.00%
Investments in other companies		$ 9,997		11,398
Book Value		4,999		5,699
Equity		9,997		11,398
Income (Loss)	$ 701	$ 700
Artikos Chile S.A.
Associates and joint ventures
Ownership Interest, Joint Ventures	50.00%	50.00%
Investments in other companies		$ 1,654		2,025
Book Value		979		1,188
Equity		1,654		2,025
Income (Loss)	$ 583	507
Associates
Associates and joint ventures
Investments in other companies		119,242		140,308
Book Value		29,793		35,365
Equity		119,242		140,308
Income (Loss)	$ 5,527	$ 4,304
Transbank S.A.
Associates and joint ventures
Ownership Interest, Associates	26.16%	26.16%
Investments in other companies		$ 56,804		69,358
Book Value		15,070		18,468
Equity		56,804		69,358
Income (Loss)	$ 3,262	$ 2,117
Sociedad Operadora de Tarjetas de Crdito Nexus S.A.
Associates and joint ventures
Ownership Interest, Associates	25.81%	25.81%
Investments in other companies		$ 13,781		16,805
Book Value		3,822		4,557
Equity		13,781		16,805
Income (Loss)	$ 735	$ 884
Administrador Financiero del Transantiago S.A.
Associates and joint ventures
Ownership Interest, Associates	20.00%	20.00%
Investments in other companies		$ 15,490		17,978
Book Value		3,098		3,680
Equity		15,490		17,978
Income (Loss)	$ 582	$ 317
Redbanc S.A.
Associates and joint ventures
Ownership Interest, Associates	38.13%	38.13%
Investments in other companies		$ 7,484		8,356
Book Value		2,894		3,219
Equity		7,484		8,356
Income (Loss)	$ 325	$ 403
Centro de Compensacion Automatizado S.A.
Associates and joint ventures
Ownership Interest, Associates	33.33%	33.33%
Investments in other companies		$ 4,696		5,592
Book Value		1,589		1,894
Equity		4,696		5,592
Income (Loss)	$ 305	$ 236
Sociedad Imerc OTC S.A.
Associates and joint ventures
Ownership Interest, Associates	12.33%	12.33%
Investments in other companies		$ 11,490		11,952
Book Value		1,417		1,474
Equity		11,490		11,952
Income (Loss)	$ 56	$ 66
Sociedad Interbancaria de Depositos de Valores S.A.
Associates and joint ventures
Ownership Interest, Associates	26.81%	26.81%
Investments in other companies		$ 3,659		4,161
Book Value		995		1,129
Equity		3,659		4,161
Income (Loss)	$ 204	$ 215
Soc. Operadora de la Camara de Compensacion de Pagos de Alto Valor S.A.
Associates and joint ventures
Ownership Interest, Associates	15.00%	15.00%
Investments in other companies		$ 5,838		6,106
Book Value		908		944
Equity		5,838		$ 6,106
Income (Loss)	$ 58	$ 66